COMMITMENTS, CONTINGENCIES AND REGULATORY MATTERS - Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 3,090
2023	2,145
2024	1,576
2025	1,109
2026	563
Total lease payments	8,483
Less: interest	(561)
Present value of lease liabilities	$ 7,922